ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest rate swap agreements, expiry date	All interest rate swap agreements expired as of December 31, 2012
Reclassification of accumulated losses recognized in accumulated other comprehensive losses	$ (4,310)
Fair value of interest rate swap liabilities - current	363
Interest rate swap [Member]
Fixed interest rate on notional amount of interest rate swap agreement, minimum	1.96%
Fixed interest rate on notional amount of interest rate swap agreement, maximum	4.74%
Outstanding Interest Rate Swap Agreements [Member]
Notional amounts of outstanding interest rate swap agreements	$ 127,892